Other financial and non-financial assets (Tables)	12 Months Ended
Dec. 31, 2025
Other financial assets measured at amortized cost
DisclosureOf Other Assets Tables [Line Items]
Disclosure Of Other Assets Explanatory
a) Other financial assets measured at amortized cost
USD m 31.12.25 31.12.24
Debt securities 53,214 41,585
Loans to financial advisors 2,716 2,723
Fee-
and commission-related receivables
2,422 2,242
Finance lease receivables 6,646 5,879
Settlement and clearing accounts
382 430
Accrued interest income 2,275 2,115
Other
1
4,243 3,862
Total other financial assets measured at amortized cost 71,897 58,835
1 Predominantly includes cash collateral provided to exchanges and clearing houses to secure securities trading activity through those counterparties.

Other non-financial assets
DisclosureOf Other Assets Tables [Line Items]
Disclosure Of Other Assets Explanatory
b) Other non-financial assets
USD m 31.12.25 31.12.24
Precious metals and other physical commodities
12,996 7,341
Deposits and collateral provided in connection with litigation, regulatory and similar matters
1
769 1,946
Prepaid expenses 1,731 1,679
Current tax assets
1,516 1,546
VAT,
withholding tax and other tax receivables
1,533 1,233
Properties and other non-current assets held for sale
2
425 196
Assets of disposal groups held for sale
3
1,705
Other 1,638 2,119
Total other non-financial assets 20,609 17,766
1 Refer to Note 17 for more
information.
2 Refer to Note 28 for more
information about the agreement to sell
Swisscard AECS GmbH.
3 Refer to Note 28 for more
information about the sale of Select
Portfolio
Servicing.